Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The following table sets forth information with respect to the relationship between “compensation actually paid” to our NEOs, as calculated in accordance with Item 402(v) of Regulation
S-K,
during the years ended December 31, 2024, 2023, 2022, 2021 and 2020 and certain measures of Akamai’s financial performance:

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)	Net Income (in millions) ($)(7)	Revenue (adjusted for foreign exchange) (millions)(8)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2024	15,064,923	1,715,819	5,525,306	948,813	111	300	505	4,033

2023	13,384,975	26,216,684	5,081,479	9,458,077	137	219	548	3,819

2022	11,982,771	3,458,806	4,380,444	1,992,238	98	139	524	3,611

2021	11,951,574	15,731,346	4,290,989	3,045,520	135	194	652	3,340

2020	11,750,560	15,604,323	4,546,391	5,773,706	122	144	557	3,114

(1)	Dr. Leighton served as our principal executive officer for 2024, 2023, 2022, 2021 and 2020.
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Dr. Leighton, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Dr. Leighton during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Dr. Leighton’s total compensation for each year to determine the compensation actually paid:

PEO	2024	2023	2022	2021	2020

Summary Compensation Table (“SCT”) Total	15,064,923	13,384,975	11,982,771	11,951,574	11,750,560

Subtract : grant date fair values of equity awards reported in “Stock Awards” column of the SCT for the covered fiscal year (“FY”)	(15,064,922)	(13,384,974)	(11,982,770)	(11,951,573)	(11,750,559)

Add : fair values as of the end of the covered FY of all equity awards granted during the covered FY that are outstanding and unvested as of the end of such covered FY	10,455,199	20,398,512	8,045,760	11,728,701	11,130,343

PEO	2024	2023	2022	2021	2020

Add : the change in fair value (whether positive or negative) as of the end of the covered FY of any equity awards granted in any prior FY that are outstanding and unvested as of the end of such covered FY	(8,781,847)	4,190,798	(4,463,964)	354,691	1,391,687

Add : for awards that are granted and vest in the same FY, the fair value as of the vesting date	1,088,508	2,340,475	929,828	2,104,593	1,699,087

Add : the change in fair value (whether positive or negative) as of the vesting date (from the end of the prior FY) of any awards granted in any prior FY for which all applicable vesting conditions were satisfied at the end of or during the covered FY	(1,046,042)	(713,102)	(1,052,819)	1,543,360	1,383,205

Subtract : for any awards granted in any prior FY that failed to meet the applicable vesting conditions during the covered FY, the fair value at the end of the prior FY	0	0	0	0	0

Compensation Actually Paid to PEO	1,715,819	26,216,684	3,458,806	15,731,346	15,604,323

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Dr. Leighton, who has served as our Chief Executive Officer since 2013) in the “Total” column of the Summary Compensation Table in each applicable year. NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, 2023 and 2024, Messrs. McGowan, Joseph, Karon and Sundaram; (ii) for 2021, Dr. Blumofe and Messrs. McGowan, Karon, Ahola and McConnell, who served as our President and General Manager of the Security Technology Group until December 13, 2021; and (iii) for 2020, Dr. Blumofe and Messrs. McGowan, Karon and McConnell.

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Dr. Leighton), as computed in accordance with Item 402(v) of
Regulation S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to the NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,

the following adjustments were made to the average total compensation of the NEOs as a group (other than Dr. Leighton) for each year to determine the compensation actually paid:

Non-PEO NEOs	2024	2023	2022	2021	2020

Average Summary Compensation Table Total	5,525,306	5,081,479	4,380,444	4,290,989	4,546,391

Subtract : average grant date fair values of equity awards reported in “Stock Awards” column of the SCT for the covered FY	(5,003,517)	(4,564,229)	(3,864,492)	(3,775,373)	(4,035,141)

Add : average fair value as of the end of the covered FY of all equity awards granted during the covered FY that are outstanding and unvested as of the end of such covered FY	3,485,302	7,110,263	2,574,199	2,642,420	3,800,353

Add : the average change in fair value (whether positive or negative) as of the end of the covered FY of any equity awards granted in any prior FY that are outstanding and unvested as of the end of such covered FY	(3,096,499)	1,286,940	(1,161,319)	74,157	487,128

Add : for awards that are granted and vest in the same FY, the average fair value as of the vesting date	342,574	730,130	289,287	686,227	597,004

Add : the average change in fair value (whether positive or negative) as of the vesting date of any awards granted in any prior FY for which all applicable vesting conditions were satisfied at the end of or during the covered FY	(304,353)	(186,506)	(225,881)	387,129	377,971

Subtract : for any awards granted in any prior FY that failed to meet the applicable vesting conditions during the covered FY, the average fair value at the end of the prior FY	0	0	0	(1,260,029)	0

Average Compensation Actually Paid to Non-PEO NEOs	948,813	9,458,077	1,992,238	3,045,520	5,773,706

(5)
Cumulative TSR is calculated by dividing the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. No dividends were paid by the Company during 2020, 2021, 2022, 2023 or 2024.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 500 Information Technology Sector.

(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(8)
The dollar amounts reported represent the amount of revenue (adjusted for foreign exchange), which is defined as revenue calculated in accordance with GAAP, adjusted for the impact of fluctuations in foreign exchange rates and other non-recurring
or unusual items that may arise from time to time. While the Company uses numerous financial and non-financial
performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that revenue, as adjusted for foreign exchange, is the financial performance measure that, in the Company’s assessment, represents the most important financial performance measure that is not otherwise required to be disclosed in the Pay Versus Performance table used by the Company to link compensation actually paid to the Company’s NEOs (as computed in accordance with Item 402(v) of Regulation
S-K),
for the most recently completed fiscal year, to Company performance. The Company utilizes revenue, as adjusted for foreign exchange, as a performance metric in the Company’s short-term incentive compensation program, as well as for the PRSUs that are awarded to the NEOs.

Company Selected Measure Name	revenue (adjusted for foreign exchange)
Named Executive Officers, Footnote	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Dr. Leighton, who has served as our Chief Executive Officer since 2013) in the “Total” column of the Summary Compensation Table in each applicable year. NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, 2023 and 2024, Messrs. McGowan, Joseph, Karon and Sundaram; (ii) for 2021, Dr. Blumofe and Messrs. McGowan, Karon, Ahola and McConnell, who served as our President and General Manager of the Security Technology Group until December 13, 2021; and (iii) for 2020, Dr. Blumofe and Messrs. McGowan, Karon and McConnell.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 500 Information Technology Sector.
PEO Total Compensation Amount	$ 15,064,923	$ 13,384,975	$ 11,982,771	$ 11,951,574	$ 11,750,560
PEO Actually Paid Compensation Amount	$ 1,715,819	26,216,684	3,458,806	15,731,346	15,604,323
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Dr. Leighton, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Dr. Leighton during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Dr. Leighton’s total compensation for each year to determine the compensation actually paid:

PEO	2024	2023	2022	2021	2020

Summary Compensation Table (“SCT”) Total	15,064,923	13,384,975	11,982,771	11,951,574	11,750,560

Subtract : grant date fair values of equity awards reported in “Stock Awards” column of the SCT for the covered fiscal year (“FY”)	(15,064,922)	(13,384,974)	(11,982,770)	(11,951,573)	(11,750,559)

Add : fair values as of the end of the covered FY of all equity awards granted during the covered FY that are outstanding and unvested as of the end of such covered FY	10,455,199	20,398,512	8,045,760	11,728,701	11,130,343

PEO	2024	2023	2022	2021	2020

Add : the change in fair value (whether positive or negative) as of the end of the covered FY of any equity awards granted in any prior FY that are outstanding and unvested as of the end of such covered FY	(8,781,847)	4,190,798	(4,463,964)	354,691	1,391,687

Add : for awards that are granted and vest in the same FY, the fair value as of the vesting date	1,088,508	2,340,475	929,828	2,104,593	1,699,087

Add : the change in fair value (whether positive or negative) as of the vesting date (from the end of the prior FY) of any awards granted in any prior FY for which all applicable vesting conditions were satisfied at the end of or during the covered FY	(1,046,042)	(713,102)	(1,052,819)	1,543,360	1,383,205

Subtract : for any awards granted in any prior FY that failed to meet the applicable vesting conditions during the covered FY, the fair value at the end of the prior FY	0	0	0	0	0

Compensation Actually Paid to PEO	1,715,819	26,216,684	3,458,806	15,731,346	15,604,323

Non-PEO NEO Average Total Compensation Amount	$ 5,525,306	5,081,479	4,380,444	4,290,989	4,546,391
Non-PEO NEO Average Compensation Actually Paid Amount	$ 948,813	9,458,077	1,992,238	3,045,520	5,773,706
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Dr. Leighton), as computed in accordance with Item 402(v) of
Regulation S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to the NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,

the following adjustments were made to the average total compensation of the NEOs as a group (other than Dr. Leighton) for each year to determine the compensation actually paid:

Non-PEO NEOs	2024	2023	2022	2021	2020

Average Summary Compensation Table Total	5,525,306	5,081,479	4,380,444	4,290,989	4,546,391

Subtract : average grant date fair values of equity awards reported in “Stock Awards” column of the SCT for the covered FY	(5,003,517)	(4,564,229)	(3,864,492)	(3,775,373)	(4,035,141)

Add : average fair value as of the end of the covered FY of all equity awards granted during the covered FY that are outstanding and unvested as of the end of such covered FY	3,485,302	7,110,263	2,574,199	2,642,420	3,800,353

Add : the average change in fair value (whether positive or negative) as of the end of the covered FY of any equity awards granted in any prior FY that are outstanding and unvested as of the end of such covered FY	(3,096,499)	1,286,940	(1,161,319)	74,157	487,128

Add : for awards that are granted and vest in the same FY, the average fair value as of the vesting date	342,574	730,130	289,287	686,227	597,004

Add : the average change in fair value (whether positive or negative) as of the vesting date of any awards granted in any prior FY for which all applicable vesting conditions were satisfied at the end of or during the covered FY	(304,353)	(186,506)	(225,881)	387,129	377,971

Subtract : for any awards granted in any prior FY that failed to meet the applicable vesting conditions during the covered FY, the average fair value at the end of the prior FY	0	0	0	(1,260,029)	0

Average Compensation Actually Paid to Non-PEO NEOs	948,813	9,458,077	1,992,238	3,045,520	5,773,706

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
The following graph shows the relationship between the amount of compensation actually paid to Dr. Leighton and the average amount of compensation actually paid to the Company’s other NEOs as a group (in each case, as computed in accordance with Item 402(v) of Regulation
S-K)
and the Company’s cumulative TSR over the five years presented in the Pay Versus Performance table as well as the Company’s peer group TSR over the five years presented in the Pay Versus Performance table.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
The following graph shows the relationship between the amount of compensation actually paid to Dr. Leighton and the average amount of compensation actually paid to the Company’s other NEOs as a group (in each case, as computed in accordance with Item 402(v) of Regulation
S-K)
and the Company’s net income over the five years presented in the Pay Versus Performance table. The Company does not use net income as a performance measure in its executive compensation program.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Revenue (adjusted for foreign exchange)
The following graph shows the relationship between the amount of compensation actually paid to Dr. Leighton and the average amount of compensation actually paid to the Company’s other NEOs as a group (in each case, as computed in accordance with Item 402(v) of Regulation
S-K)
and the Company’s revenue (adjusted for foreign exchange) over the five years presented in the Pay Versus Performance table.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid and Cumulative TSR
The following graph shows the relationship between the amount of compensation actually paid to Dr. Leighton and the average amount of compensation actually paid to the Company’s other NEOs as a group (in each case, as computed in accordance with Item 402(v) of Regulation
S-K)
and the Company’s cumulative TSR over the five years presented in the Pay Versus Performance table as well as the Company’s peer group TSR over the five years presented in the Pay Versus Performance table.

Tabular List, Table
Financial Performance Measures
The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase long-term value of the Company for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid (as computed in accordance with Item 402(v) of Regulation
S-K)
to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•	Revenue (adjusted for foreign exchange);

•	Non-GAAP earnings per share; and

•	Non-GAAP operating income.

Total Shareholder Return Amount	$ 111	137	98	135	122
Peer Group Total Shareholder Return Amount	300	219	139	194	144
Net Income (Loss)	$ 505,000,000	$ 548,000,000	$ 524,000,000	$ 652,000,000	$ 557,000,000
Company Selected Measure Amount	4,033	3,819	3,611	3,340	3,114
PEO Name	Dr. Leighton
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue (adjusted for foreign exchange)
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP earnings per share
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP operating income
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (15,064,922)	$ (13,384,974)	$ (11,982,770)	$ (11,951,573)	$ (11,750,559)
PEO | Average Fair Value as of the End of the Covered FY of all Equity Awards Granted during the Covered FY that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,455,199	20,398,512	8,045,760	11,728,701	11,130,343
PEO | Average Change in Fair Value as of the End of the Covered FY of any Equity Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,781,847)	4,190,798	(4,463,964)	354,691	1,391,687
PEO | Awards that are Granted and Vest in the same FY, The Average Fair Value as of the Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,088,508	2,340,475	929,828	2,104,593	1,699,087
PEO | The Average Change in Fair Value as of the Vesting Date of Any Awards Granted in any Prior FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,046,042)	(713,102)	(1,052,819)	1,543,360	1,383,205
PEO | For any Awards Granted in any prior FY that Failed to Meet The Applicable Vesting Conditions during the Covered FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,003,517)	(4,564,229)	(3,864,492)	(3,775,373)	(4,035,141)
Non-PEO NEO | Average Fair Value as of the End of the Covered FY of all Equity Awards Granted during the Covered FY that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,485,302	7,110,263	2,574,199	2,642,420	3,800,353
Non-PEO NEO | Average Change in Fair Value as of the End of the Covered FY of any Equity Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,096,499)	1,286,940	(1,161,319)	74,157	487,128
Non-PEO NEO | Awards that are Granted and Vest in the same FY, The Average Fair Value as of the Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	342,574	730,130	289,287	686,227	597,004
Non-PEO NEO | The Average Change in Fair Value as of the Vesting Date of Any Awards Granted in any Prior FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(304,353)	(186,506)	(225,881)	387,129	377,971
Non-PEO NEO | For any Awards Granted in any prior FY that Failed to Meet The Applicable Vesting Conditions during the Covered FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ (1,260,029)	$ 0